June 15, 2020

Elena Stojic, Attorney Adviser
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc. (“Registrant” or “Corporation”)

 consisting of the following series and classes:

  T. Rowe Price Blue Chip Growth ETF

  T. Rowe Price Dividend Growth ETF

  T. Rowe Price Equity Income ETF

  T. Rowe Price Growth Stock ETF

 File Nos.: 811-23494/333-235450

Dear Ms. Stojic:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Pre-Effective Amendment No. 1 to the Registration Statement for T. Rowe Price Exchange-Traded Funds, Inc. and its series called T. Rowe Price Blue Chip Growth ETF, T. Rowe Price Dividend Growth ETF, T. Rowe Price Equity Income ETF, and T. Rowe Price Growth Stock ETF. All changes from the previous filing have been blacklined.

We have made several changes to the series prospectuses and Statement of Additional Information, including incorporating the changes noted in the correspondence dated February 19, 2020, March 25, 2020, May 5, 2020, and May 29, 2020, the addition of the financial statements required for the Registrant’s seed audit, and certain other non-material changes.

We are hereby requesting acceleration of this pre-effective amendment to June 23, 2020.

If you have any questions about this filing, please give me a call at 410-577-4847 or, in my absence, Fran Pollack-Matz at 410-345-6601.

Sincerely,

/s/Sonia Kurian
Sonia Kurian
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, on behalf of the T. Rowe Price Exchange-Traded Funds, Inc., the corporation, and T. Rowe Price Investment Services, Inc., principal underwriter, I hereby request acceleration of the effective date of the above-referenced Registration Statement to June 23, 2020 or as soon thereafter as possible.

/s/David Oestreicher

David Oestreicher